PROMISSORY NOTE RECEIVABLES	6 Months Ended
Sep. 30, 2025
Promissory Note Receivables
PROMISSORY NOTE RECEIVABLES

NOTE – 7 PROMISSORY NOTE RECEIVABLES

During the six months ended September 30, 2025, the Company issued two promissory notes totalling approximately HK$17.9 million, which charges annual interest at 5.0% per annum. One promissory note amounting to HK$11.7 has a maturity date of March 31, 2026 and the other promissory note amounting to HK$6.2 has a maturity date of December 31, 2025.

As of September 30, 2025, three promissory notes of HK$18.2 million for which, pursuant to Promissory Note Extension Agreements dated September 30, 2025, the maturity periods were extended from September 30, 2025 to March 31, 2026. The interest rates remained between 5.0% to 6.0% per annum.

As of September 30, 2025, one promissory note of HK$9.4 million for which, pursuant to Promissory Note Extension Agreement dated 28 August, 2025, the maturity period was extended from August 31, 2025 to March 31, 2026. The interest rate remained at 5.0% per annum.

During the six months ended September 30, 2024 and 2025, the interest income from promissory note receivables amounted to approximately HK$0.7 million and HK$0.9 million (US$0.1 million), respectively. For the six months ended September 30, 2024 and 2025, the Company recorded allowance for expected credit losses of HK$0 and HK$73,465 (US$9,418) and charged to the unaudited condensed consolidated statements of operations.